Finance costs and changes in the fair value of financial instruments - Summary of Changes in the Fair Value of Financial Instruments (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Changes in the fair value of financial instruments [Line Items]
Changes in the fair value of warrants	£ 14,363	£ (94,704)
Placement [Member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Changes in the fair value of warrants	14,301	(31,493)
Bank Loan [member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Changes in the fair value of warrants	£ 62	(53)
Embedded Derivative [Member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Changes in the fair value of warrants		£ (63,158)